Loss per share (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Loss per share [Abstract]
Net loss attributable to common shareholders | $		$ (242,813)		$ (72,711)
Number of common shares outstanding on January 1 (in shares)		169,590,061	169,590,061	97,245,223	97,245,223
Weighted average number of common shares [Abstract]
Weighted average number of common shares issued (in shares)		18,179,510		40,318,936
Basic number of common shares (in shares)		187,769,571		137,564,159
Dilutive effect of unvested LTIP awards (in shares)	[1]	0		0
Diluted number of common shared issued (in shares)		187,769,571		137,564,159
Earnings per share [Abstract]
Basic (in dollars per share) | (per share)		$ (1.29)	$ (1.29)	$ (0.54)	$ (0.54)
Diluted (in dollars per share) | (per share)		$ (1.29)	$ (1.29)	$ (0.54)	$ (0.54)

[1]	Unvested LTIP awards were excluded from the diluted shares calculation due to their anti-dilutive effect for the years ended December 31, 2022, and December 31, 2021.